INVENTORIES, NET (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
INVENTORIES, NET
Purchased office equipment for sale	$ 1,239,240	$ 1,878,037
Equipment parts and supplies	695,023	428,176
Other supplies	48,733	23,934
Subtotal	1,982,996	2,330,147
Less: inventory reserve	(19,830)	(23,301)
Inventories, net	$ 1,963,166	$ 2,306,846